Commitments and Contingencies - Maturities (Details) $ in Millions	Dec. 31, 2025 USD ($)
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2026	$ 7
2027	2
2028	2
2029	2
2030	2
2031 and beyond	4
Total undiscounted lease payments	19
Less: Imputed interest	1
Present value of lease liabilities	$ 18